April 27, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Cowan

Document Control – EDGAR

RE:	Ameriprise Certificate Company

      Ameriprise Step-Up Rate Certificate

Post-Effective Amendment No. 2

File No. 333-200195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Step-Up Rate Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on April 21, 2017.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Tara Tilbury
Tara Tilbury
Vice President and Chief Counsel
Ameriprise Financial, Inc.